Interest in Other Entities (Details) - Schedule of comprehensive income - Jeffs’ Brands Ltd.[Member] $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Interest in Other Entities (Details) - Schedule of comprehensive income [Line Items]
Revenue	$ 6,509
Net Profit (Loss) for the period	$ (1,540)